WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2020	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Offsetting Assets [Line Items]
Warrants outstanding		100,000	100,000	100,000	202,350
Warrants outstanding, value					$ 14,005
Warrants average exercise price		$ 3.00	$ 3.00	$ 3.00	$ 2.49
Warrants maturity date		May 30, 2025	May 30, 2025
Warrants [Member]
Offsetting Assets [Line Items]
Warrants exercised	102,350